As filed with the Securities and Exchange Commission on April 20, 2017

Securities Act File No. 2-10685

Investment Company Act File No. 811-214

Securities and Exchange Commission Washington, D.C. 20549
Washington, D.C. 20549
Form N-1A
Registration Statement under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 167	☒
and/or
Registration Statement under the Investment Company Act of 1940	☒
Amendment No.	☒
(Check Appropriate Box or Boxes)
Sentinel Group Funds, Inc. (Exact Name of Registrant as Specified in Charter)

National Life Drive Montpelier, Vermont 05604 (Address of Principal Executive Offices) (Zip Code)
(802) 229-3900 (Registrant’s Telephone Number, including Area Code)
Lisa Muller, Esq. c/o Sentinel Asset Management, Inc. National Life Drive Montpelier, Vermont 05604 (Name and Address of Agent for Service)	Copy to: John A. MacKinnon, Esq. Sidley Austin llp 787 Seventh Avenue New York, New York 10019

________________

It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☒ on April 20, 2017 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

_______________

Title of Securities Being Registered: Common Stock, par value $.01 per share.

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Montpelier and State of Vermont, on the 20th day of April 2017.

SENTINEL GROUP FUNDS, INC.
(Registrant)
By: /s/ Thomas H. Brownell
Thomas H. Brownell
President & Chief Executive Officer

As required by the Securities Act, this Post-Effective Amendment No. 166 to the Registration Statement has been signed by the following persons in the capacities on the date indicated.

Signature	Title	Date

/s/ Thomas H. Brownell	Director, President & Chief Executive Officer	April 20, 2017
Thomas H. Brownell

/s/ Philip G. Partridge, Jr.	Chief Financial Officer	April 20, 2017
Philip G. Partridge, Jr.

Mehran Assadi*	Director (Chair)

Gary Dunton*	Director

John Pelletier*	Director

Deborah G. Miller*	Director

John Raisian*	Director

Richard H. Showalter, Jr.*	Director

Angela E. Vallot*	Director

* Lisa Muller signs this document pursuant to the power of attorney filed with Post Effective Amendment No. 158 to the Registration Statement filed on Form N-1A on March 30, 2016, which is incorporated by reference.

/s/ Lisa Muller	April 20, 2017
Lisa Muller

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS XBRL	Instance Document
EX-101.SCH XBRL	Taxonomy Extension Schema Document
EX-101.CAL XBRL	Taxonomy Extension Calculation Linkbase
EX-101.DEF XBRL	Taxonomy Extension Definition Linkbase
EX-101.LAB XBRL	Taxonomy Extension Labels Linkbase
EX-101.PRE XBRL	Taxonomy Extension Presentation Linkbase